Leasehold improvement and equipment	12 Months Ended
Dec. 31, 2021
Leasehold improvement and equipment
Leasehold improvement and equipment

14.        Leasehold improvement and equipment

		Laboratory
	Leasehold	and office
	improvements	equipment	Total
Cost as of January 1, 2021	74	5,125	5,199
Additions	—	2,196	2,196
Cost as of December 31, 2021	74	7,321	7,395

Accumulated depreciation as of January 1, 2021	47	2,926	2,973
Depreciation charge for the year	7	601	608
Accumulated depreciation as of December 31, 2021	54	3,527	3,581
Carrying value as of December 31, 2021	20	3,794	3,814

		Laboratory
	Leasehold	and office
	improvements	equipment	Total
Cost as of January 1, 2020	74	5,038	5,112
Additions	—	431	431
Disposals	—	(344)	(344)
Cost as of December 31, 2020	74	5,125	5,199

Accumulated depreciation as of January 1, 2020	36	2,785	2,821
Depreciation charge for the year	11	462	473
Disposals	—	(321)	(321)
Accumulated depreciation as of December 31, 2020	47	2,926	2,973
Carrying value as of December 31, 2020	27	2,199	2,226